Schedule of Investments (unaudited) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.(a)	288,299	$8,870,960
Boeing Co. (The)	397,364	129,445,297
BWX Technologies Inc.	73,167	4,542,207
Curtiss-Wright Corp.	30,642	4,317,151
General Dynamics Corp.	191,615	33,791,305
HEICO Corp.	27,801	3,173,484
HEICO Corp., Class A	58,878	5,271,347
Hexcel Corp.(a)	63,385	4,646,754
Huntington Ingalls Industries Inc.	29,310	7,353,293
L3Harris Technologies Inc.	165,737	32,794,380
Lockheed Martin Corp.	185,626	72,279,052
Northrop Grumman Corp.	118,817	40,869,484
Raytheon Co.	209,947	46,133,754
Spirit AeroSystems Holdings Inc., Class A	75,166	5,478,098
Teledyne Technologies Inc.(b)	27,349	9,477,523
Textron Inc.	167,963	7,491,150
TransDigm Group Inc.	37,073	20,760,880
United Technologies Corp.	608,875	91,185,120

		527,881,239

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	98,652	7,714,586
Expeditors International of Washington Inc.	130,291	10,165,304
FedEx Corp.	181,019	27,371,883
United Parcel Service Inc., Class B	523,574	61,289,573
XPO Logistics Inc.(b)	70,806	5,643,238

		112,184,584

Airlines — 0.4%
Alaska Air Group Inc.	88,192	5,975,008
American Airlines Group Inc.	288,279	8,267,842
Copa Holdings SA, Class A, NVS	22,097	2,388,244
Delta Air Lines Inc.	431,879	25,256,284
JetBlue Airways Corp.(a)(b)	210,141	3,933,839
Southwest Airlines Co.	354,711	19,147,300
United Airlines Holdings Inc.(b)	172,788	15,220,895

		80,189,412

Auto Components — 0.2%
Aptiv PLC	193,530	18,379,544
BorgWarner Inc.	158,100	6,858,378
Gentex Corp.	189,096	5,480,002
Goodyear Tire & Rubber Co. (The)	161,331	2,509,504
Lear Corp.	44,502	6,105,674

		39,333,102

Automobiles — 0.5%
Ford Motor Co.	2,937,965	27,323,075
General Motors Co.	934,215	34,192,269
Harley-Davidson Inc.	111,898	4,161,487
Tesla Inc.(a)(b)	106,725	44,646,269
Thor Industries Inc.	41,198	3,060,599

		113,383,699

Banks — 5.5%
Associated Banc-Corp.	114,137	2,515,579
Bank of America Corp.	6,108,800	215,151,936
Bank of Hawaii Corp.	28,380	2,700,641
Bank OZK	84,427	2,575,446
BankUnited Inc.	64,680	2,364,701
BOK Financial Corp.	26,087	2,280,004
CIT Group Inc.	74,401	3,394,918

Security	Shares	Value

Banks (continued)
Citigroup Inc.	1,638,103	$130,868,049
Citizens Financial Group Inc.	325,645	13,224,443
Comerica Inc.	107,581	7,718,937
Commerce Bancshares Inc.	75,647	5,139,457
Cullen/Frost Bankers Inc.	43,721	4,275,039
East West Bancorp. Inc.	111,545	5,432,241
Fifth Third Bancorp.	528,948	16,259,862
First Citizens BancShares Inc./NC, Class A	4,995	2,658,389
First Hawaiian Inc.	97,677	2,817,981
First Horizon National Corp.	224,182	3,712,454
First Republic Bank/CA	125,449	14,733,985
FNB Corp.	233,550	2,966,085
Huntington Bancshares Inc./OH	766,271	11,555,367
JPMorgan Chase & Co.	2,341,178	326,360,213
KeyCorp.	734,774	14,871,826
M&T Bank Corp.	98,590	16,735,652
PacWest Bancorp.	84,745	3,243,191
People’s United Financial Inc.	328,973	5,559,644
Pinnacle Financial Partners Inc.	59,106	3,782,784
PNC Financial Services Group Inc. (The)	327,990	52,357,044
Popular Inc.	73,325	4,307,844
Prosperity Bancshares Inc.	68,266	4,907,643
Regions Financial Corp.	722,999	12,406,663
Signature Bank/New York NY	38,409	5,247,053
Sterling Bancorp./DE	143,286	3,020,469
SVB Financial Group(b)	39,446	9,902,524
Synovus Financial Corp.	104,846	4,109,963
TCF Financial Corp.	108,868	5,095,022
Texas Capital Bancshares Inc.(a)(b)	39,792	2,258,992
Truist Financial Corp.	1,004,472	56,571,863
U.S. Bancorp.	1,074,006	63,677,816
Umpqua Holdings Corp.	173,342	3,068,153
Webster Financial Corp.	65,621	3,501,537
Wells Fargo & Co.	2,860,698	153,905,552
Western Alliance Bancorp.	69,660	3,970,620
Wintrust Financial Corp.	44,188	3,132,929
Zions Bancorp. N.A.	125,899	6,536,676

		1,220,877,187

Beverages — 1.6%
Brown-Forman Corp., Class A	33,743	2,118,048
Brown-Forman Corp., Class B, NVS	131,094	8,861,955
Coca-Cola Co. (The)	2,878,061	159,300,676
Constellation Brands Inc., Class A	118,811	22,544,387
Keurig Dr Pepper Inc.	159,298	4,611,677
Molson Coors Brewing Co., Class B	130,440	7,030,716
Monster Beverage Corp.(b)	283,789	18,034,791
PepsiCo Inc.	1,051,074	143,650,284

		366,152,534

Biotechnology — 2.2%
AbbVie Inc.	1,110,190	98,296,223
Agios Pharmaceuticals Inc.(a)(b)	45,020	2,149,705
Alexion Pharmaceuticals Inc.(b)	159,018	17,197,797
Alkermes PLC(b)	125,290	2,555,916
Alnylam Pharmaceuticals Inc.(b)	80,606	9,283,393
Amgen Inc.	449,835	108,441,723
Biogen Inc.(b)	134,840	40,011,073
BioMarin Pharmaceutical Inc.(a)(b)	136,251	11,520,022
Bluebird Bio Inc.(a)(b)	42,862	3,761,140
Exact Sciences Corp.(a)(b)	106,789	9,875,847

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Exelixis Inc.(b)	230,861	$4,067,771
Gilead Sciences Inc.	957,529	62,220,234
Incyte Corp.(b)	134,913	11,780,603
Ionis Pharmaceuticals Inc.(b)	92,387	5,581,099
Moderna Inc.(a)(b)	154,260	3,017,326
Neurocrine Biosciences Inc.(b)	68,720	7,386,713
Regeneron Pharmaceuticals Inc.(b)	61,438	23,068,740
Sage Therapeutics Inc.(a)(b)	40,529	2,925,788
Sarepta Therapeutics Inc.(a)(b)	54,150	6,987,516
Seattle Genetics Inc.(a)(b)	86,078	9,835,272
United Therapeutics Corp.(b)	33,960	2,991,197
Vertex Pharmaceuticals Inc.(b)	192,483	42,144,153

		485,099,251

Building Products — 0.3%
Allegion PLC	71,077	8,851,930
AO Smith Corp.	105,601	5,030,832
Armstrong World Industries Inc.	38,663	3,633,162
Fortune Brands Home & Security Inc.	106,898	6,984,715
Johnson Controls International PLC	583,533	23,755,628
Lennox International Inc.	26,795	6,537,176
Masco Corp.	212,549	10,200,226
Owens Corning	80,364	5,233,304
Resideo Technologies Inc.(b)	74,530	889,143

		71,116,116

Capital Markets — 2.6%
Affiliated Managers Group Inc.	34,619	2,933,614
Ameriprise Financial Inc.	94,888	15,806,443
Bank of New York Mellon Corp. (The)	615,519	30,979,071
BGC Partners Inc., Class A	195,515	1,161,359
BlackRock Inc.(c)	88,895	44,687,517
Cboe Global Markets Inc.	81,427	9,771,240
Charles Schwab Corp. (The)	862,223	41,007,326
CME Group Inc.	265,733	53,337,928
E*TRADE Financial Corp.	169,455	7,688,173
Eaton Vance Corp., NVS	80,918	3,778,061
Evercore Inc., Class A	26,524	1,982,934
FactSet Research Systems Inc.	28,640	7,684,112
Franklin Resources Inc.	200,609	5,211,822
Goldman Sachs Group Inc. (The)	238,775	54,901,536
Interactive Brokers Group Inc., Class A	55,778	2,600,370
Intercontinental Exchange Inc.	412,231	38,151,979
Invesco Ltd.	285,543	5,134,063
Janus Henderson Group PLC	110,124	2,692,532
Lazard Ltd., Class A	73,789	2,948,608
Legg Mason Inc.	63,956	2,296,660
LPL Financial Holdings Inc.	60,201	5,553,542
MarketAxess Holdings Inc.	27,932	10,589,301
Moody’s Corp.	123,271	29,265,768
Morgan Stanley	871,974	44,575,311
Morningstar Inc.	14,668	2,219,415
MSCI Inc.	61,967	15,998,640
Nasdaq Inc.	83,908	8,986,547
Northern Trust Corp.	144,516	15,353,380
Raymond James Financial Inc.	94,141	8,421,854
S&P Global Inc.	184,630	50,413,222
SEI Investments Co.	93,582	6,127,749
State Street Corp.	272,166	21,528,331
T Rowe Price Group Inc.	170,858	20,817,339
TD Ameritrade Holding Corp.	198,286	9,854,814

Security	Shares	Value

Capital Markets (continued)
Virtu Financial Inc., Class A	25,651	$410,159

		584,870,720

Chemicals — 1.9%
Air Products & Chemicals Inc.	165,272	38,837,267
Albemarle Corp.	75,811	5,537,236
Ashland Global Holdings Inc.	47,189	3,611,374
Axalta Coating Systems Ltd.(b)	160,995	4,894,248
Cabot Corp.	39,053	1,855,799
Celanese Corp.	89,720	11,046,326
CF Industries Holdings Inc.	159,237	7,601,974
Chemours Co. (The)	113,009	2,044,333
Corteva Inc.(b)	562,738	16,634,535
Dow Inc.(b)	562,040	30,760,449
DuPont de Nemours Inc.	556,457	35,724,539
Eastman Chemical Co.	100,313	7,950,808
Ecolab Inc.	189,494	36,570,447
Element Solutions Inc.(b)	181,571	2,120,749
FMC Corp.	95,372	9,520,033
Huntsman Corp.	169,680	4,099,469
International Flavors & Fragrances Inc.	80,994	10,449,846
Linde PLC	403,180	85,837,022
LyondellBasell Industries NV, Class A	199,283	18,828,258
Mosaic Co. (The)	258,856	5,601,644
NewMarket Corp.	5,425	2,639,371
Olin Corp.	114,053	1,967,414
PPG Industries Inc.	177,081	23,638,543
RPM International Inc.	93,730	7,194,715
Scotts Miracle-Gro Co. (The)	28,044	2,977,712
Sherwin-Williams Co. (The)	62,288	36,347,540
Valvoline Inc.	148,748	3,184,695
Westlake Chemical Corp.	24,309	1,705,276
WR Grace & Co.	45,620	3,186,557

		422,368,179

Commercial Services & Supplies — 0.5%
ADT Inc.(a)	104,432	828,146
Cintas Corp.	63,284	17,028,459
Clean Harbors Inc.(b)	40,250	3,451,437
Copart Inc.(b)	150,705	13,705,112
IAA Inc.(a)(b)	99,496	4,682,282
KAR Auction Services Inc.	89,363	1,947,220
Republic Services Inc.	160,873	14,419,047
Rollins Inc.	101,601	3,369,089
Stericycle Inc.(a)(b)	66,864	4,266,592
Waste Management Inc.	318,797	36,330,106

		100,027,490

Communications Equipment — 0.9%
Arista Networks Inc.(a)(b)	45,146	9,182,696
Ciena Corp.(b)	120,413	5,140,431
Cisco Systems Inc.	3,216,508	154,263,724
CommScope Holding Co. Inc.(a)(b)	154,552	2,193,093
EchoStar Corp., Class A(a)(b)	40,240	1,742,794
F5 Networks Inc.(b)	45,610	6,369,437
Juniper Networks Inc.	244,439	6,020,533
Motorola Solutions Inc.	128,375	20,686,347
Ubiquiti Inc.(a)	6,004	1,134,636
ViaSat Inc.(b)	44,345	3,245,832

		209,979,523

Construction & Engineering — 0.1%
AECOM(b)	119,535	5,155,545

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Fluor Corp.	114,973	$2,170,690
Jacobs Engineering Group Inc.	100,449	9,023,334
Quanta Services Inc.	108,962	4,435,843
Valmont Industries Inc.	14,462	2,166,118

		22,951,530

Construction Materials — 0.1%
Eagle Materials Inc.	33,443	3,031,942
Martin Marietta Materials Inc.	47,310	13,229,769
Vulcan Materials Co.	99,791	14,368,906

		30,630,617

Consumer Finance — 0.7%
Ally Financial Inc.	285,134	8,713,695
American Express Co.	502,559	62,563,570
Capital One Financial Corp.	350,684	36,088,890
Credit Acceptance Corp.(a)(b)	8,208	3,630,645
Discover Financial Services	234,596	19,898,433
Navient Corp.	140,607	1,923,504
OneMain Holdings Inc.	48,395	2,039,849
Santander Consumer USA Holdings Inc.	67,696	1,582,056
SLM Corp.	301,523	2,686,570
Synchrony Financial	484,036	17,430,136

		156,557,348

Containers & Packaging — 0.4%
AptarGroup Inc.	46,241	5,346,384
Ardagh Group SA	13,501	264,350
Avery Dennison Corp.	61,991	8,109,663
Ball Corp.	241,929	15,645,548
Berry Global Group Inc.(b)	102,334	4,859,842
Crown Holdings Inc.(b)	97,309	7,058,795
Graphic Packaging Holding Co.	227,053	3,780,432
International Paper Co.	290,392	13,372,552
O-I Glass Inc.	114,872	1,370,423
Packaging Corp. of America	68,845	7,709,951
Sealed Air Corp.	112,148	4,466,855
Silgan Holdings Inc.	51,634	1,604,785
Sonoco Products Co.	71,632	4,421,127
Westrock Co.	186,299	7,994,090

		86,004,797

Distributors — 0.1%
Genuine Parts Co.	103,794	11,026,037
LKQ Corp.(b)	233,666	8,341,876
Pool Corp.	29,795	6,327,862

		25,695,775

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(b)	41,827	6,286,180
frontdoor Inc.(b)	66,391	3,148,261
Graham Holdings Co., Class B	3,130	2,000,039
Grand Canyon Education Inc.(a)(b)	36,878	3,532,544
H&R Block Inc.	144,831	3,400,632
Service Corp. International/U.S.	135,369	6,231,035
ServiceMaster Global Holdings Inc.(a)(b)	106,175	4,104,725

		28,703,416

Diversified Financial Services — 1.6%
AXA Equitable Holdings Inc.	318,148	7,883,707
Berkshire Hathaway Inc., Class B(b)	1,468,341	332,579,237
Jefferies Financial Group Inc.	191,389	4,089,983
Voya Financial Inc.	99,431	6,063,302

		350,616,229

Security	Shares	Value

Diversified Telecommunication Services — 1.9%
AT&T Inc.	5,481,300	$214,209,204
CenturyLink Inc.	825,184	10,900,680
GCI Liberty Inc., Class A(b)	71,434	5,061,099
Verizon Communications Inc.	3,107,202	190,782,203
Zayo Group Holdings Inc.(a)(b)	174,235	6,037,243

		426,990,429

Electric Utilities — 1.9%
Alliant Energy Corp.	182,248	9,972,611
American Electric Power Co. Inc.	371,072	35,070,015
Avangrid Inc.	38,917	1,990,994
Duke Energy Corp.	546,735	49,867,699
Edison International	262,460	19,792,109
Entergy Corp.	149,022	17,852,836
Evergy Inc.	169,458	11,030,021
Eversource Energy	242,820	20,656,697
Exelon Corp.	728,647	33,219,017
FirstEnergy Corp.	405,032	19,684,555
Hawaiian Electric Industries Inc.	77,086	3,612,250
IDACORP Inc.	39,378	4,205,570
NextEra Energy Inc.	366,607	88,777,551
OGE Energy Corp.	152,610	6,786,567
PG&E Corp.(a)(b)	413,261	4,492,147
Pinnacle West Capital Corp.	86,239	7,755,473
PPL Corp.	545,600	19,576,128
Southern Co. (The)	780,922	49,744,731
Xcel Energy Inc.	393,252	24,967,570

		429,054,541

Electrical Equipment — 0.5%
Acuity Brands Inc.	28,513	3,934,794
AMETEK Inc.	171,540	17,109,400
Eaton Corp. PLC	309,662	29,331,185
Emerson Electric Co.	459,586	35,048,028
GrafTech International Ltd.	45,027	523,214
Hubbell Inc.	39,742	5,874,662
nVent Electric PLC	112,868	2,887,163
Regal Beloit Corp.	29,521	2,527,293
Rockwell Automation Inc.	85,448	17,317,746
Sensata Technologies Holding PLC(a)(b)	113,983	6,140,264

		120,693,749

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	218,871	23,688,408
Arrow Electronics Inc.(b)	60,385	5,117,025
Avnet Inc.	71,322	3,026,906
CDW Corp./DE	106,854	15,263,025
Cognex Corp.(a)	120,194	6,735,672
Coherent Inc.(a)(b)	19,189	3,192,090
Corning Inc.	566,528	16,491,630
Dolby Laboratories Inc., Class A	48,806	3,357,853
FLIR Systems Inc.	98,308	5,118,898
IPG Photonics Corp.(a)(b)	27,283	3,953,852
Jabil Inc.	115,621	4,778,616
Keysight Technologies Inc.(b)	141,923	14,565,558
Littelfuse Inc.	16,528	3,161,806
National Instruments Corp.	101,757	4,308,391
SYNNEX Corp.	32,372	4,169,514
Trimble Inc.(b)	191,635	7,989,263
Zebra Technologies Corp., Class A(b)	40,816	10,426,039

		135,344,546

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.4%
Apergy Corp.(a)(b)	63,886	$2,158,069
Baker Hughes Co.	487,681	12,499,264
Halliburton Co.	652,439	15,965,182
Helmerich & Payne Inc.	75,374	3,424,241
National Oilwell Varco Inc.	282,025	7,064,726
Patterson-UTI Energy Inc.	161,839	1,699,310
Schlumberger Ltd.	1,039,820	41,800,764
Transocean Ltd.(a)(b)	466,249	3,207,793

		87,819,349

Entertainment — 1.8%
Activision Blizzard Inc.	569,538	33,841,948
Cinemark Holdings Inc.	74,318	2,515,664
Electronic Arts Inc.(b)	217,556	23,389,446
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	23,245	1,017,666
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	144,744	6,653,158
Lions Gate Entertainment Corp., Class A(b)	55,972	596,661
Lions Gate Entertainment Corp., Class B, NVS(b)	101,338	1,006,286
Live Nation Entertainment Inc.(b)	99,290	7,096,256
Madison Square Garden Co. (The), Class A(a)(b)	14,359	4,224,274
Netflix Inc.(b)	315,974	102,239,707
Roku Inc.(a)(b)	63,954	8,563,441
Spotify Technology SA(a)(b)	89,131	13,329,541
Take-Two Interactive Software Inc.(b)	85,051	10,412,794
Walt Disney Co. (The)	1,310,774	189,577,244
World Wrestling Entertainment Inc., Class A	35,732	2,317,935
Zynga Inc., Class A(a)(b)	664,741	4,068,215

		410,850,236

Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities Inc.	84,848	13,709,740
American Campus Communities Inc.	102,201	4,806,513
American Homes 4 Rent, Class A	198,284	5,197,024
American Tower Corp.	329,724	75,777,170
Americold Realty Trust(a)	148,752	5,215,245
Apartment Investment & Management Co., Class A	110,342	5,699,164
Apple Hospitality REIT Inc.	149,030	2,421,738
AvalonBay Communities Inc.	105,039	22,026,678
Boston Properties Inc.	114,323	15,760,569
Brandywine Realty Trust	119,907	1,888,535
Brixmor Property Group Inc.	213,292	4,609,240
Brookfield Property REIT Inc., Class A	43,173	796,326
Camden Property Trust	69,308	7,353,579
Colony Capital Inc.	356,402	1,692,910
Columbia Property Trust Inc.	78,824	1,648,210
CoreSite Realty Corp.	28,525	3,198,223
Corporate Office Properties Trust	83,838	2,463,160
Cousins Properties Inc.	103,906	4,280,927
Crown Castle International Corp.	311,268	44,246,746
CubeSmart	138,170	4,349,592
CyrusOne Inc.	86,530	5,661,658
Digital Realty Trust Inc.	157,169	18,819,416
Douglas Emmett Inc.	124,206	5,452,643
Duke Realty Corp.	275,459	9,550,164
Empire State Realty Trust Inc., Class A	122,243	1,706,512
EPR Properties	59,822	4,225,826
Equinix Inc.	63,786	37,231,888
Equity Commonwealth	94,253	3,094,326
Equity LifeStyle Properties Inc.	129,844	9,139,719

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	275,440	$22,288,605
Essex Property Trust Inc.	49,314	14,836,610
Extra Space Storage Inc.	94,420	9,972,640
Federal Realty Investment Trust	57,339	7,381,249
Gaming and Leisure Properties Inc.	147,457	6,348,024
Healthcare Trust of America Inc., Class A	147,904	4,478,533
Healthpeak Properties Inc.	374,281	12,901,466
Highwoods Properties Inc.	72,585	3,550,132
Host Hotels & Resorts Inc.	523,735	9,715,284
Hudson Pacific Properties Inc.	113,279	4,264,954
Invitation Homes Inc.	406,268	12,175,852
Iron Mountain Inc.	207,887	6,625,359
JBG SMITH Properties	96,319	3,842,165
Kilroy Realty Corp.	77,850	6,531,615
Kimco Realty Corp.	310,716	6,434,928
Lamar Advertising Co., Class A	63,692	5,685,148
Liberty Property Trust	119,724	7,189,426
Life Storage Inc.	32,932	3,565,877
Macerich Co. (The)	110,877	2,984,809
Medical Properties Trust Inc.	384,568	8,118,231
Mid-America Apartment Communities Inc.	85,832	11,317,808
National Retail Properties Inc.	128,115	6,869,526
Omega Healthcare Investors Inc.	164,054	6,947,687
Outfront Media Inc.	106,650	2,860,353
Paramount Group Inc.	141,281	1,966,632
Park Hotels & Resorts Inc.	186,276	4,818,960
Prologis Inc.	471,296	42,011,325
Public Storage	111,827	23,814,678
Rayonier Inc.	100,891	3,305,189
Realty Income Corp.	244,432	17,997,528
Regency Centers Corp.	127,046	8,015,332
Retail Properties of America Inc., Class A	170,720	2,287,648
SBA Communications Corp.	84,543	20,374,018
Service Properties Trust	127,809	3,109,593
Simon Property Group Inc.	230,970	34,405,291
SITE Centers Corp.	119,990	1,682,260
SL Green Realty Corp.	58,167	5,344,384
Spirit Realty Capital Inc.	72,774	3,579,025
STORE Capital Corp.	165,440	6,160,986
Sun Communities Inc.	67,819	10,179,632
Taubman Centers Inc.	43,123	1,340,694
UDR Inc.	217,355	10,150,479
Ventas Inc.	279,130	16,116,966
VEREIT Inc.	811,715	7,500,247
VICI Properties Inc.	345,868	8,836,927
Vornado Realty Trust	131,792	8,764,168
Weingarten Realty Investors	96,164	3,004,163
Welltower Inc.	304,065	24,866,436
Weyerhaeuser Co.	563,142	17,006,888
WP Carey Inc.	128,388	10,276,176

		805,825,347

Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	26,055	4,142,484
Costco Wholesale Corp.	329,627	96,883,968
Grocery Outlet Holding Corp.(a)(b)	23,862	774,322
Kroger Co. (The)	600,937	17,421,163
Sprouts Farmers Market Inc.(b)	81,280	1,572,768
Sysco Corp.	357,722	30,599,540
U.S. Foods Holding Corp.(a)(b)	158,802	6,652,216
Walgreens Boots Alliance Inc.	565,423	33,337,340

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	1,054,277	$125,290,279

		316,674,080

Food Products — 1.1%
Archer-Daniels-Midland Co.	418,767	19,409,851
Beyond Meat Inc.(a)(b)	34,674	2,621,354
Bunge Ltd.	105,616	6,078,201
Campbell Soup Co.	128,815	6,366,037
Conagra Brands Inc.	355,835	12,183,790
Flowers Foods Inc.	154,880	3,367,091
General Mills Inc.	449,348	24,067,079
Hain Celestial Group Inc. (The)(a)(b)	57,424	1,490,440
Hershey Co. (The)	108,789	15,989,807
Hormel Foods Corp.	212,471	9,584,567
Ingredion Inc.	51,748	4,809,977
JM Smucker Co. (The)	83,777	8,723,699
Kellogg Co.	187,178	12,945,231
Kraft Heinz Co. (The)	470,961	15,131,977
Lamb Weston Holdings Inc.	111,262	9,571,870
McCormick & Co. Inc./MD, NVS	91,917	15,601,072
Mondelez International Inc., Class A	1,066,899	58,764,797
Pilgrim’s Pride Corp.(b)	36,151	1,182,680
Post Holdings Inc.(b)	49,993	5,454,236
Seaboard Corp.	153	650,334
TreeHouse Foods Inc.(b)	38,598	1,872,003
Tyson Foods Inc., Class A	216,268	19,689,039

		255,555,132

Gas Utilities — 0.1%
Atmos Energy Corp.	88,668	9,918,403
National Fuel Gas Co.	56,981	2,651,896
UGI Corp.	160,165	7,233,051

		19,803,350

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	1,292,003	112,223,381
ABIOMED Inc.(a)(b)	34,201	5,834,349
Align Technology Inc.(b)	58,448	16,309,330
Baxter International Inc.	363,685	30,411,340
Becton Dickinson and Co.	200,957	54,654,275
Boston Scientific Corp.(b)	1,042,056	47,121,772
Cantel Medical Corp.	30,099	2,134,019
Cooper Companies Inc. (The)	36,944	11,869,738
Danaher Corp.	462,534	70,989,718
DENTSPLY SIRONA Inc.	169,492	9,591,552
DexCom Inc.(a)(b)	68,139	14,904,725
Edwards Lifesciences Corp.(a)(b)	155,907	36,371,544
Envista Holdings Corp.(b)	107,853	3,196,763
Hill-Rom Holdings Inc.	50,995	5,789,462
Hologic Inc.(b)	202,945	10,595,758
ICU Medical Inc.(a)(b)	15,446	2,890,256
IDEXX Laboratories Inc.(b)	64,442	16,827,740
Insulet Corp.(a)(b)	45,505	7,790,456
Integra LifeSciences Holdings Corp.(b)	49,378	2,877,750
Intuitive Surgical Inc.(a)(b)	85,978	50,825,895
Masimo Corp.(b)	36,140	5,712,288
Medtronic PLC	1,007,541	114,305,526
Penumbra Inc.(a)(b)	22,446	3,687,204
ResMed Inc.	107,266	16,623,012
Steris PLC	63,397	9,662,971
Stryker Corp.	257,449	54,048,843
Teleflex Inc.	34,155	12,857,308

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(b)	69,246	$9,833,625
West Pharmaceutical Services Inc.	53,377	8,024,164
Zimmer Biomet Holdings Inc.	154,942	23,191,719

		771,156,483

Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.(a)(b)	70,269	2,334,336
AmerisourceBergen Corp.	113,762	9,672,045
Anthem Inc.	190,401	57,506,814
Cardinal Health Inc.	216,474	10,949,255
Centene Corp.(b)	309,616	19,465,558
Chemed Corp.	11,221	4,928,937
Cigna Corp.(b)	275,023	56,239,453
Covetrus Inc.(a)(b)	71,941	949,621
CVS Health Corp.	974,440	72,391,148
DaVita Inc.(a)(b)	74,196	5,566,926
Encompass Health Corp.	74,846	5,184,582
Guardant Health Inc.(a)(b)	25,508	1,993,195
HCA Healthcare Inc.	202,115	29,874,618
Henry Schein Inc.(a)(b)	109,054	7,276,083
Humana Inc.	99,074	36,312,603
Laboratory Corp. of America Holdings(b)	71,584	12,109,865
McKesson Corp.	134,555	18,611,648
MEDNAX Inc.(b)	65,792	1,828,360
Molina Healthcare Inc.(b)	46,695	6,336,045
Premier Inc., Class A(a)(b)	44,255	1,676,379
Quest Diagnostics Inc.	101,375	10,825,836
UnitedHealth Group Inc.	709,345	208,533,243
Universal Health Services Inc., Class B	58,635	8,411,777
WellCare Health Plans Inc.(b)	37,542	12,396,744

		601,375,071

Health Care Technology — 0.1%
Cerner Corp.	234,265	17,192,708
Change Healthcare Inc.(a)(b)	36,244	594,039
Veeva Systems Inc., Class A(a)(b)	98,607	13,870,061

		31,656,808

Hotels, Restaurants & Leisure — 2.0%
Aramark	178,858	7,762,437
Caesars Entertainment Corp.(b)	415,437	5,649,943
Carnival Corp.	302,075	15,354,472
Chipotle Mexican Grill Inc.(a)(b)	19,258	16,121,064
Choice Hotels International Inc.	23,911	2,473,115
Darden Restaurants Inc.	92,113	10,041,238
Domino’s Pizza Inc.	30,183	8,867,162
Dunkin’ Brands Group Inc.	63,822	4,821,114
Extended Stay America Inc.	124,477	1,849,728
Hilton Grand Vacations Inc.(b)	64,158	2,206,394
Hilton Worldwide Holdings Inc.(a)	208,166	23,087,691
Hyatt Hotels Corp., Class A	26,052	2,337,125
International Game Technology PLC	85,344	1,277,600
Las Vegas Sands Corp.	256,516	17,709,865
Marriott International Inc./MD, Class A	206,165	31,219,566
McDonald’s Corp.	565,330	111,714,861
MGM Resorts International	371,437	12,357,709
Norwegian Cruise Line Holdings Ltd.(b)	155,377	9,075,571
Planet Fitness Inc., Class A(a)(b)	59,875	4,471,465
Royal Caribbean Cruises Ltd.	129,237	17,254,432
Six Flags Entertainment Corp.	63,831	2,879,416
Starbucks Corp.	886,350	77,927,892
Vail Resorts Inc.	29,363	7,042,128

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wendy’s Co. (The)	133,529	$2,965,679
Wyndham Destinations Inc.	63,259	3,269,858
Wyndham Hotels & Resorts Inc.	69,231	4,348,399
Wynn Resorts Ltd.	74,252	10,311,375
Yum China Holdings Inc.	273,959	13,152,772
Yum! Brands Inc.	225,680	22,732,746

		450,282,817

Household Durables — 0.4%
DR Horton Inc.	247,972	13,080,523
Garmin Ltd.	110,030	10,734,527
Leggett & Platt Inc.	95,486	4,853,553
Lennar Corp., Class A	205,186	11,447,327
Lennar Corp., Class B	11,408	509,938
Mohawk Industries Inc.(b)	42,602	5,810,061
Newell Brands Inc.	293,734	5,645,567
NVR Inc.(b)	2,484	9,460,090
PulteGroup Inc.	184,536	7,159,997
Tempur Sealy International Inc.(b)	35,807	3,117,357
Toll Brothers Inc.	94,099	3,717,852
Whirlpool Corp.	45,041	6,644,899

		82,181,691

Household Products — 1.5%
Church & Dwight Co. Inc.	184,198	12,956,487
Clorox Co. (The)	94,364	14,488,649
Colgate-Palmolive Co.	631,118	43,446,163
Energizer Holdings Inc.	44,121	2,215,757
Kimberly-Clark Corp.	256,599	35,295,192
Procter & Gamble Co. (The)	1,855,811	231,790,794
Spectrum Brands Holdings Inc.	31,217	2,006,941

		342,199,983

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	507,528	10,099,807
NRG Energy Inc.	188,953	7,510,882
Vistra Energy Corp.	317,414	7,297,348

		24,908,037

Industrial Conglomerates — 1.2%
3M Co.	419,559	74,018,599
Carlisle Companies Inc.	43,081	6,972,229
General Electric Co.	6,495,800	72,493,128
Honeywell International Inc.	539,839	95,551,503
Roper Technologies Inc.	76,849	27,222,221

		276,257,680

Insurance — 2.6%
Aflac Inc.	544,878	28,824,046
Alleghany Corp.(b)	10,368	8,289,942
Allstate Corp. (The)	241,925	27,204,466
American Financial Group Inc./OH	53,879	5,907,832
American International Group Inc.	654,185	33,579,316
American National Insurance Co.	5,378	632,883
Aon PLC	175,607	36,577,182
Arch Capital Group Ltd.(b)	289,579	12,420,043
Arthur J Gallagher & Co.	138,938	13,231,066
Assurant Inc.	44,347	5,813,005
Assured Guaranty Ltd.	67,462	3,306,987
Athene Holding Ltd., Class A(b)	104,906	4,933,729
Axis Capital Holdings Ltd.	61,692	3,666,973
Brighthouse Financial Inc.(b)	77,251	3,030,557
Brown & Brown Inc.	171,276	6,761,977
Chubb Ltd.	337,734	52,571,674

Security	Shares	Value

Insurance (continued)
Cincinnati Financial Corp.	112,889	$11,870,278
CNA Financial Corp.	24,814	1,111,915
Erie Indemnity Co., Class A, NVS	19,329	3,208,614
Everest Re Group Ltd.	29,384	8,134,667
Fidelity National Financial Inc.	194,795	8,833,953
First American Financial Corp.	79,208	4,619,411
Globe Life Inc.	78,430	8,254,758
Hanover Insurance Group Inc. (The)	28,508	3,896,188
Hartford Financial Services Group Inc. (The)	269,796	16,395,503
Kemper Corp.	45,281	3,509,278
Lincoln National Corp.	146,164	8,625,138
Loews Corp.	190,666	10,008,058
Markel Corp.(b)	9,985	11,414,552
Marsh & McLennan Companies Inc.	380,450	42,385,935
Mercury General Corp.	24,137	1,176,196
MetLife Inc.	583,562	29,744,155
Old Republic International Corp.	217,553	4,866,661
Primerica Inc.	29,622	3,867,448
Principal Financial Group Inc.	203,370	11,185,350
Progressive Corp. (The)	439,155	31,790,431
Prudential Financial Inc.	304,353	28,530,050
Reinsurance Group of America Inc.	45,739	7,458,201
RenaissanceRe Holdings Ltd.	32,358	6,342,815
Travelers Companies Inc. (The)	193,200	26,458,740
Unum Group	149,765	4,367,147
White Mountains Insurance Group Ltd.(a)	2,434	2,715,151
Willis Towers Watson PLC	96,110	19,408,453
WR Berkley Corp.	104,918	7,249,834

		574,180,558

Interactive Media & Services — 4.5%
Alphabet Inc., Class A(b)	224,748	301,025,224
Alphabet Inc., Class C, NVS(a)(b)	225,095	300,956,517
Facebook Inc., Class A(b)	1,793,898	368,197,564
IAC/InterActiveCorp.(b)	56,517	14,078,950
Match Group Inc.(a)(b)	40,352	3,313,303
TripAdvisor Inc.	73,754	2,240,646
Twitter Inc.(b)	571,405	18,313,530
Zillow Group Inc., Class A(a)(b)	45,889	2,098,963
Zillow Group Inc., Class C, NVS(a)(b)	89,591	4,115,811

		1,014,340,508

Internet & Direct Marketing Retail — 3.1%
Amazon.com Inc.(b)	310,515	573,782,038
Booking Holdings Inc.(b)	31,352	64,388,543
eBay Inc.	577,692	20,860,458
Etsy Inc.(b)	83,424	3,695,683
Expedia Group Inc.	104,824	11,335,667
Grubhub Inc.(a)(b)	71,277	3,466,913
Qurate Retail Inc., Series A(a)(b)	286,632	2,416,308
Wayfair Inc., Class A(a)(b)	47,267	4,271,519

		684,217,129

IT Services — 5.3%
Accenture PLC, Class A	478,501	100,757,956
Akamai Technologies Inc.(b)	116,798	10,089,011
Alliance Data Systems Corp.	30,161	3,384,064
Amdocs Ltd.	99,460	7,180,017
Automatic Data Processing Inc.	326,606	55,686,323
Black Knight Inc.(a)(b)	109,642	7,069,716
Booz Allen Hamilton Holding Corp.	104,985	7,467,583
Broadridge Financial Solutions Inc.	83,574	10,324,732

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
CACI International Inc., Class A(b)	19,162	$4,790,308
Cognizant Technology Solutions Corp., Class A	412,640	25,591,933
CoreLogic Inc.(b)	58,365	2,551,134
DXC Technology Co.	187,563	7,050,493
EPAM Systems Inc.(b)	39,713	8,425,510
Euronet Worldwide Inc.(b)	38,439	6,056,449
Fidelity National Information Services Inc.	457,262	63,600,572
Fiserv Inc.(b)	423,265	48,942,132
FleetCor Technologies Inc.(b)	64,304	18,501,547
Gartner Inc.(b)	64,284	9,906,164
Genpact Ltd.	144,724	6,103,011
Global Payments Inc.	223,613	40,822,789
GoDaddy Inc., Class A(b)	127,321	8,647,642
International Business Machines Corp.	665,873	89,253,617
Jack Henry & Associates Inc.	57,455	8,369,470
Leidos Holdings Inc.	98,801	9,671,630
Mastercard Inc., Class A	665,607	198,743,594
MongoDB Inc.(a)(b)	31,329	4,123,210
Okta Inc.(a)(b)	78,519	9,058,737
Paychex Inc.	242,519	20,628,666
PayPal Holdings Inc.(a)(b)	882,046	95,410,916
Sabre Corp.	212,014	4,757,594
Square Inc., Class A(b)	257,702	16,121,837
Switch Inc., Class A(a)	43,553	645,456
Twilio Inc., Class A(a)(b)	91,899	9,031,834
VeriSign Inc.(b)	76,968	14,830,194
Visa Inc., Class A(a)	1,286,289	241,693,703
Western Union Co. (The)	311,443	8,340,444
WEX Inc.(a)(b)	33,013	6,914,903

		1,190,544,891

Leisure Products — 0.1%
Brunswick Corp./DE	58,460	3,506,431
Hasbro Inc.	95,028	10,035,907
Mattel Inc.(a)(b)	257,102	3,483,732
Polaris Inc.	44,846	4,560,838

		21,586,908

Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.(a)(b)	12,316	368,495
Agilent Technologies Inc.	232,383	19,824,594
Avantor Inc.(a)(b)	236,139	4,285,923
Bio-Rad Laboratories Inc., Class A(b)	16,184	5,988,565
Bio-Techne Corp.	28,585	6,274,693
Bruker Corp.(a)	78,853	4,019,137
Charles River Laboratories International Inc.(b)	36,804	5,622,179
Illumina Inc.(a)(b)	110,248	36,573,671
IQVIA Holdings Inc.(a)(b)	131,972	20,390,994
Mettler-Toledo International Inc.(a)(b)	17,907	14,205,265
PerkinElmer Inc.	80,957	7,860,925
PRA Health Sciences Inc.(a)(b)	48,324	5,371,213
QIAGEN NV(b)	160,601	5,428,314
Thermo Fisher Scientific Inc.	299,105	97,170,241
Waters Corp.(a)(b)	47,544	11,108,656

		244,492,865

Machinery — 1.8%
AGCO Corp.	44,833	3,463,349
Allison Transmission Holdings Inc.	81,757	3,950,498
Caterpillar Inc.	402,309	59,412,993
Colfax Corp.(a)(b)	65,465	2,381,617
Crane Co.	39,472	3,409,591

Security	Shares	Value

Machinery (continued)
Cummins Inc.	111,758	$20,000,212
Deere & Co.	236,051	40,898,196
Donaldson Co. Inc.	97,763	5,633,104
Dover Corp.	107,044	12,337,891
Flowserve Corp.	101,070	5,030,254
Fortive Corp.(a)	221,204	16,897,774
Gardner Denver Holdings Inc.(a)(b)	93,461	3,428,150
Gates Industrial Corp. PLC(a)(b)	32,750	450,640
Graco Inc.	123,292	6,411,184
IDEX Corp.	56,577	9,731,244
Illinois Tool Works Inc.	240,217	43,150,180
Ingersoll-Rand PLC	180,650	24,011,998
ITT Inc.	67,430	4,983,751
Lincoln Electric Holdings Inc.	41,745	4,037,994
Middleby Corp. (The)(a)(b)	42,520	4,656,790
Nordson Corp.	43,601	7,099,987
Oshkosh Corp.	48,677	4,607,278
PACCAR Inc.	255,161	20,183,235
Parker-Hannifin Corp.	95,864	19,730,729
Pentair PLC	122,219	5,606,186
Snap-on Inc.	40,237	6,816,148
Stanley Black & Decker Inc.	114,722	19,014,024
Timken Co. (The)	46,005	2,590,542
Toro Co. (The)	76,790	6,117,859
Trinity Industries Inc.	69,281	1,534,574
WABCO Holdings Inc.(b)	39,276	5,321,898
Westinghouse Air Brake Technologies Corp.	136,351	10,608,108
Woodward Inc.	42,736	5,061,652
Xylem Inc./NY	134,093	10,565,187

		399,134,817

Marine — 0.0%
Kirby Corp.(a)(b)	46,040	4,121,961

Media — 1.5%
Altice USA Inc., Class A(b)	226,090	6,181,300
AMC Networks Inc., Class A(b)	26,683	1,053,978
Cable One Inc.	3,273	4,871,762
Charter Communications Inc., Class A(a)(b)	115,000	55,784,200
Comcast Corp., Class A	3,381,411	152,062,053
Discovery Inc., Class A(a)(b)	121,262	3,970,118
Discovery Inc., Class C, NVS(b)	252,941	7,712,171
DISH Network Corp., Class A(a)(b)	192,692	6,834,785
Fox Corp., Class A, NVS	257,441	9,543,338
Fox Corp., Class B(b)	117,282	4,269,065
Interpublic Group of Companies Inc. (The)	295,470	6,825,357
John Wiley & Sons Inc., Class A	36,190	1,755,939
Liberty Broadband Corp., Class A(a)(b)	17,037	2,122,129
Liberty Broadband Corp., Class C, NVS(a)(b)	79,979	10,057,359
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	60,757	2,936,993
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	111,092	5,347,969
New York Times Co. (The), Class A	126,848	4,080,700
News Corp., Class A, NVS	299,326	4,232,470
News Corp., Class B	100,371	1,456,383
Nexstar Media Group Inc., Class A	35,156	4,122,041
Omnicom Group Inc.	159,334	12,909,241
Sinclair Broadcast Group Inc., Class A	51,650	1,722,011
Sirius XM Holdings Inc.(a)	1,050,778	7,513,063
ViacomCBS Inc., Class A	4,295	192,717

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
ViacomCBS Inc., Class B, NVS	410,529	$17,229,902

		334,787,044

Metals & Mining — 0.4%
Alcoa Corp.(b)	138,351	2,975,930
Freeport-McMoRan Inc.	1,095,397	14,371,609
Newmont Goldcorp Corp.	617,434	26,827,507
Nucor Corp.	231,846	13,048,293
Reliance Steel & Aluminum Co.	50,046	5,993,509
Royal Gold Inc.	48,952	5,984,382
Southern Copper Corp.	65,076	2,764,429
Steel Dynamics Inc.	151,346	5,151,818
U.S. Steel Corp.(a)	115,623	1,319,258

		78,436,735

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	397,860	7,034,165
Annaly Capital Management Inc.	1,055,221	9,940,182
Chimera Investment Corp.	144,925	2,979,658
MFA Financial Inc.	354,963	2,715,467
New Residential Investment Corp.	298,412	4,807,417
Starwood Property Trust Inc.	208,627	5,186,467
Two Harbors Investment Corp.	216,189	3,160,683

		35,824,039

Multi-Utilities — 1.0%
Ameren Corp.	185,977	14,283,034
CenterPoint Energy Inc.	369,435	10,074,493
CMS Energy Corp.	215,104	13,517,135
Consolidated Edison Inc.	249,502	22,572,446
Dominion Energy Inc.	616,108	51,026,065
DTE Energy Co.	138,951	18,045,566
MDU Resources Group Inc.	153,193	4,551,364
NiSource Inc.	285,416	7,945,981
Public Service Enterprise Group Inc.	380,280	22,455,534
Sempra Energy	211,609	32,054,531
WEC Energy Group Inc.	238,276	21,976,196

		218,502,345

Multiline Retail — 0.5%
Dollar General Corp.	194,583	30,351,056
Dollar Tree Inc.(b)	176,621	16,611,205
Kohl’s Corp.	116,963	5,959,265
Macy’s Inc.	240,947	4,096,099
Nordstrom Inc.	85,748	3,509,665
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	42,328	2,764,442
Target Corp.	374,070	47,959,515

		111,251,247

Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp.	200,540	1,522,099
Antero Resources Corp.(a)(b)	255,049	726,890
Apache Corp.	281,677	7,208,114
Cabot Oil & Gas Corp.	290,353	5,055,046
Centennial Resource Development Inc./DE, Class A(a)(b)	185,515	857,079
Cheniere Energy Inc.(b)	169,496	10,351,121
Chesapeake Energy Corp.(a)(b)	967,750	798,974
Chevron Corp.	1,431,298	172,485,722
Cimarex Energy Co.	77,790	4,083,197
Concho Resources Inc.	150,466	13,176,308
ConocoPhillips	824,375	53,609,106
Continental Resources Inc./OK	60,185	2,064,345
Devon Energy Corp.	286,999	7,453,364

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Inc.	119,538	$11,100,299
EOG Resources Inc.	436,084	36,526,396
EQT Corp.	171,139	1,865,415
Equitrans Midstream Corp.	136,916	1,829,198
Exxon Mobil Corp.	3,178,188	221,773,959
Hess Corp.	203,114	13,570,046
HollyFrontier Corp.	109,700	5,562,887
Kinder Morgan Inc./DE	1,464,320	30,999,654
Kosmos Energy Ltd.	268,613	1,531,094
Marathon Oil Corp.	589,727	8,008,493
Marathon Petroleum Corp.	482,781	29,087,555
Murphy Oil Corp.	106,706	2,859,721
Noble Energy Inc.	360,176	8,946,772
Occidental Petroleum Corp.	672,746	27,723,863
ONEOK Inc.	309,853	23,446,576
Parsley Energy Inc., Class A(a)	209,319	3,958,222
PBF Energy Inc., Class A	93,583	2,935,699
Phillips 66	336,671	37,508,516
Pioneer Natural Resources Co.	123,009	18,619,872
Range Resources Corp.(a)	154,481	749,233
Targa Resources Corp.	174,472	7,123,692
Valero Energy Corp.	307,602	28,806,927
Williams Companies Inc. (The)	907,090	21,516,175
WPX Energy Inc.(a)(b)	297,162	4,083,006

		829,524,635

Paper & Forest Products — 0.0%
Domtar Corp.	41,433	1,584,398

Personal Products — 0.2%
Coty Inc., Class A	214,330	2,411,212
Estee Lauder Companies Inc. (The), Class A	163,188	33,704,849
Herbalife Nutrition Ltd.(a)(b)	70,046	3,339,093
Nu Skin Enterprises Inc., Class A	35,723	1,463,929

		40,919,083

Pharmaceuticals — 4.3%
Allergan PLC	246,159	47,058,216
Bristol-Myers Squibb Co.	1,755,534	112,687,728
Catalent Inc.(b)	104,857	5,903,449
Elanco Animal Health Inc.(b)	286,889	8,448,881
Eli Lilly & Co.	638,528	83,921,735
Horizon Therapeutics PLC(a)(b)	142,590	5,161,758
Jazz Pharmaceuticals PLC(b)	42,611	6,360,970
Johnson & Johnson	1,994,446	290,929,838
Merck & Co. Inc.	1,912,262	173,920,229
Mylan NV(b)	394,339	7,926,214
Nektar Therapeutics(a)(b)	134,985	2,913,651
Perrigo Co. PLC	90,808	4,691,141
Pfizer Inc.	4,175,057	163,578,733
Zoetis Inc.	359,428	47,570,296

		961,072,839

Professional Services — 0.4%
CoStar Group Inc.(b)	27,304	16,335,983
Equifax Inc.	91,305	12,793,657
IHS Markit Ltd.(a)(b)	297,212	22,394,924
ManpowerGroup Inc.	43,195	4,194,235
Nielsen Holdings PLC	275,687	5,596,446
Robert Half International Inc.	81,547	5,149,693
TransUnion	141,538	12,117,068

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.	120,732	$18,030,117

		96,612,123

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	252,392	15,469,106
Howard Hughes Corp. (The)(a)(b)	28,324	3,591,483
Jones Lang LaSalle Inc.	39,406	6,860,190

		25,920,779

Road & Rail — 1.1%
AMERCO	7,162	2,691,623
CSX Corp.	558,637	40,422,973
JB Hunt Transport Services Inc.	62,373	7,283,919
Kansas City Southern	73,296	11,226,016
Knight-Swift Transportation Holdings Inc.(a)	88,599	3,175,388
Landstar System Inc.	28,202	3,211,362
Lyft Inc., Class A(a)(b)	142,994	6,151,602
Norfolk Southern Corp.	195,287	37,911,065
Old Dominion Freight Line Inc.	49,576	9,408,533
Ryder System Inc.	42,680	2,317,951
Schneider National Inc., Class B	35,465	773,846
Uber Technologies Inc.(b)	713,161	21,209,408
Union Pacific Corp.	521,295	94,244,923

		240,028,609

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices Inc.(b)	772,030	35,405,296
Analog Devices Inc.	275,931	32,791,640
Applied Materials Inc.	690,799	42,166,371
Broadcom Inc.	289,754	91,568,059
Cree Inc.(a)(b)	82,765	3,819,605
Cypress Semiconductor Corp.	281,012	6,556,010
Entegris Inc.	104,279	5,223,335
First Solar Inc.(a)(b)	58,944	3,298,506
Intel Corp.	3,268,260	195,605,361
KLA Corp.	119,451	21,282,585
Lam Research Corp.	108,270	31,658,148
Marvell Technology Group Ltd.(a)	497,341	13,209,377
Maxim Integrated Products Inc.	205,339	12,630,402
Microchip Technology Inc.	175,057	18,331,969
Micron Technology Inc.(b)	830,248	44,650,737
MKS Instruments Inc.	41,652	4,582,137
Monolithic Power Systems Inc.	31,220	5,557,784
NVIDIA Corp.	438,040	103,070,812
ON Semiconductor Corp.(a)(b)	296,693	7,233,375
Qorvo Inc.(b)	86,160	10,014,377
QUALCOMM Inc.	856,403	75,560,437
Skyworks Solutions Inc.	126,902	15,339,914
Teradyne Inc.	123,612	8,429,102
Texas Instruments Inc.	703,849	90,296,788
Universal Display Corp.	31,946	6,583,112
Xilinx Inc.	191,500	18,722,955

		903,588,194

Software — 7.4%
2U Inc.(a)(b)	48,997	1,175,438
Adobe Inc.(b)	365,584	120,573,259
Alteryx Inc., Class A(a)(b)	35,964	3,598,918
Anaplan Inc.(a)(b)	65,071	3,409,720
ANSYS Inc.(b)	63,154	16,256,471
Aspen Technology Inc.(b)	52,545	6,354,267
Atlassian Corp. PLC, Class A(a)(b)	87,376	10,514,828
Autodesk Inc.(b)	165,267	30,319,884

Security	Shares	Value

Software (continued)
Avalara Inc.(b)	37,536	$2,749,512
Cadence Design Systems Inc.(b)	208,317	14,448,867
CDK Global Inc.	87,855	4,803,911
CERENCE Inc.(a)(b)	26,518	600,102
Ceridian HCM Holding Inc.(a)(b)	71,405	4,846,971
Citrix Systems Inc.	91,221	10,116,409
Coupa Software Inc.(a)(b)	46,968	6,869,070
DocuSign Inc.(a)(b)	116,449	8,630,035
Dropbox Inc., Class A(a)(b)	157,528	2,821,327
Dynatrace Inc.(b)	47,915	1,212,250
Elastic NV(a)(b)	36,685	2,358,846
Fair Isaac Corp.(b)	20,837	7,807,207
FireEye Inc.(a)(b)	147,998	2,446,407
Fortinet Inc.(b)	108,962	11,632,783
Guidewire Software Inc.(a)(b)	63,093	6,925,719
HubSpot Inc.(a)(b)	30,969	4,908,587
Intuit Inc.	186,824	48,934,810
LogMeIn Inc.	35,018	3,002,443
Manhattan Associates Inc.(a)(b)	47,441	3,783,420
Medallia Inc.(a)(b)	16,048	499,253
Microsoft Corp.	5,678,793	895,545,656
New Relic Inc.(a)(b)	34,985	2,298,864
NortonLifeLock Inc.	441,032	11,255,137
Nuance Communications Inc.(a)(b)	220,523	3,931,925
Nutanix Inc., Class A(a)(b)	126,743	3,961,986
Oracle Corp.	1,541,150	81,650,127
Pagerduty Inc.(a)(b)	31,593	738,960
Palo Alto Networks Inc.(b)	71,234	16,472,863
Paycom Software Inc.(a)(b)	36,897	9,768,850
Paylocity Holding Corp.(a)(b)	25,878	3,126,580
Pegasystems Inc.	30,493	2,428,767
Pluralsight Inc., Class A(a)(b)	46,225	795,532
Proofpoint Inc.(a)(b)	42,676	4,898,351
PTC Inc.(a)(b)	80,171	6,004,006
RealPage Inc.(a)(b)	63,090	3,391,088
RingCentral Inc., Class A(a)(b)	55,345	9,335,041
salesforce.com Inc.(b)	623,299	101,373,349
ServiceNow Inc.(b)	139,805	39,469,748
Smartsheet Inc., Class A(a)(b)	68,382	3,071,719
SolarWinds Corp.(a)(b)	41,838	776,095
Splunk Inc.(a)(b)	115,108	17,239,725
SS&C Technologies Holdings Inc.	168,015	10,316,121
Synopsys Inc.(b)	110,234	15,344,573
Teradata Corp.(a)(b)	78,883	2,111,698
Trade Desk Inc. (The), Class A(a)(b)	29,384	7,633,376
Tyler Technologies Inc.(b)	29,263	8,779,485
VMware Inc., Class A(a)(b)	56,234	8,535,759
Workday Inc., Class A(a)(b)	121,883	20,043,659
Zendesk Inc.(b)	83,952	6,433,242
Zscaler Inc.(a)(b)	50,302	2,339,043

		1,640,672,039

Specialty Retail — 2.2%
Advance Auto Parts Inc.	49,370	7,907,099
AutoNation Inc.(a)(b)	42,727	2,077,814
AutoZone Inc.(b)	17,730	21,121,926
Best Buy Co. Inc.	168,895	14,828,981
Burlington Stores Inc.(b)	48,065	10,960,262
CarMax Inc.(b)	123,016	10,784,813
Carvana Co.(a)(b)	35,802	3,295,574
Dick’s Sporting Goods Inc.	51,376	2,542,598

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Five Below Inc.(a)(b)	42,442	$5,426,634
Floor & Decor Holdings Inc., Class A(a)(b)	53,836	2,735,407
Foot Locker Inc.	77,399	3,017,787
Gap Inc. (The)	172,836	3,055,741
Home Depot Inc. (The)	827,150	180,633,017
L Brands Inc.	170,224	3,084,459
Lowe’s Companies Inc.	579,864	69,444,513
O’Reilly Automotive Inc.(b)	55,705	24,413,273
Penske Automotive Group Inc.	23,282	1,169,222
Ross Stores Inc.(a)	265,598	30,920,919
Tiffany & Co.	89,144	11,914,096
TJX Companies Inc. (The)	911,319	55,645,138
Tractor Supply Co.	87,156	8,143,857
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	42,789	10,831,607
Urban Outfitters Inc.(a)(b)	46,177	1,282,335
Williams-Sonoma Inc.	60,061	4,410,880

		489,647,952

Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	3,337,421	980,033,677
Dell Technologies Inc., Class C(a)(b)	110,698	5,688,770
Hewlett Packard Enterprise Co.	980,019	15,543,101
HP Inc.	1,112,031	22,852,237
NCR Corp.(b)	95,960	3,373,954
NetApp Inc.	179,221	11,156,507
Pure Storage Inc., Class A(a)(b)	182,674	3,125,552
Western Digital Corp.	223,099	14,160,094
Xerox Holdings Corp.(b)	132,548	4,887,045

		1,060,820,937

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(b)	109,987	4,196,004
Carter’s Inc.	31,537	3,448,256
Columbia Sportswear Co.	20,245	2,028,347
Hanesbrands Inc.	277,446	4,120,073
Lululemon Athletica Inc.(b)	88,614	20,529,205
NIKE Inc., Class B	925,295	93,741,636
PVH Corp.(a)	53,936	5,671,370
Ralph Lauren Corp.	36,171	4,239,965
Skechers U.S.A. Inc., Class A(b)	93,881	4,054,720
Tapestry Inc.	204,169	5,506,438
Under Armour Inc., Class A(a)(b)	139,691	3,017,326
Under Armour Inc., Class C, NVS(b)	144,147	2,764,740
VF Corp.	231,011	23,022,556

		176,340,636

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)(b)	5,728	1,738,104
MGIC Investment Corp.	247,605	3,508,563
New York Community Bancorp. Inc.	324,108	3,895,778
TFS Financial Corp.	30,937	608,840

		9,751,285

Tobacco — 0.8%
Altria Group Inc.	1,403,126	70,030,018
Philip Morris International Inc.	1,165,953	99,210,941

		169,240,959

Security	Shares	Value

Trading Companies & Distributors — 0.3%
Air Lease Corp.	83,068	$3,947,391
Fastenal Co.	430,295	15,899,400
HD Supply Holdings Inc.(b)	120,356	4,840,718
MSC Industrial Direct Co. Inc., Class A	31,052	2,436,651
United Rentals Inc.(b)	55,641	9,279,250
Univar Solutions Inc.(a)(b)	126,943	3,077,098
Watsco Inc.	23,477	4,229,382
WESCO International Inc.(b)	34,183	2,030,128
WW Grainger Inc.	32,377	10,960,262

		56,700,280

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	58,878	2,522,334

Water Utilities — 0.1%
American Water Works Co. Inc.	136,988	16,828,976
Aqua America Inc.	165,916	7,788,097

		24,617,073

Wireless Telecommunication Services — 0.1%
Sprint Corp.(b)	420,756	2,192,139
Telephone & Data Systems Inc.	74,126	1,885,024
T-Mobile U.S. Inc.(b)	235,443	18,463,440
U.S. Cellular Corp.(b)	15,720	569,536

		23,110,139

Total Common Stocks — 99.8% (Cost: $18,343,411,353)		22,287,347,418

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	511,899,337	512,104,097
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	16,151,550	16,151,550

		528,255,647

Total Short-Term Investments — 2.4% (Cost: $528,162,509)		528,255,647

Total Investments in Securities — 102.2% (Cost: $18,871,573,862)		22,815,603,065

Other Assets, Less Liabilities — (2.2)%		(484,813,359)

Net Assets — 100.0%		$22,330,789,706

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	379,438,707	132,460,630	(a)	—		511,899,337	$512,104,097	$1,609,804	(b)	$(7,941)	$2,883
BlackRock Cash Funds: Treasury, SL Agency Shares	17,776,119	—		(1,624,569	)(a)	16,151,550	16,151,550	702,944		—	—
BlackRock Inc.	88,459	16,571		(16,135)		88,895	44,687,517	877,124		1,233,999	5,362,887

							$572,943,164	$3,189,872		$1,226,058	$5,365,770

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	251	03/20/20	$40,550	$647,768
S&P MidCap 400 E-Mini	14	03/20/20	2,891	26,327

				$674,095

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,287,347,418	$—	$—	$22,287,347,418
Money Market Funds	528,255,647	—	—	528,255,647

	$22,815,603,065	$—	$—	$22,815,603,065

Derivative financial instruments(a)
Assets
Futures Contracts	$674,095	$—	$—	$674,095

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares